Net Revenue (Details) - Schedule of Revenue by Significant Category - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 72,918,123	$ 72,613,910	$ 65,042,706
Domestic Sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	54,501,282	53,478,460	48,118,921
Export Sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 18,416,841	$ 19,135,450	$ 16,923,785